Transactions with Related Parties - Receivables and payables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012
Transactions with related parties
Current receivables	$ 1,078,327	$ 860,220
Current payables	$ 714,450	$ 991,469
Average interest rates bearing from account balances	9.90%	9.10%
UHI, including Univision
Transactions with related parties
Current receivables	$ 954,754	$ 657,601
Current payables	614,388	964,959
Receivables from related parties	954,754	657,601
Operadora de Centros de Espectaculos, S.A. de C.V.
Transactions with related parties
Current receivables	35,590	41,080
Editorial Clio
Transactions with related parties
Current receivables	6,399	23,045
Televisa CJ Grand
Transactions with related parties
Current receivables		77,991
Other
Transactions with related parties
Current receivables	81,584	60,503
Current payables	29,875	19,797
Univision Holdings Inc including Univision and entity controlled by chairman of Board Of Directors
Transactions with related parties
Provision recognized	614,388	964,959
AT&T
Transactions with related parties
Current payables	70,187	6,713
Affiliates and other related parties
Transactions with related parties
Deposits and advances from affiliates and other related parties	$ 123,672	$ 296,604
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. ("GTAC") | Subsidiaries
Transactions with related parties
Annual payment in lease agreement			$ 41,400
Basis points			1.22%
Annual interest rate			6.00%